Asset Retirement Obligations	12 Months Ended
Dec. 31, 2021
26. Asset Retirement Obligations
Asset Retirement Obligations
26.

ASSET RETIREMENT OBLIGATIONS
AROs mostly relate to reclamation of land at the thermal, hydro and combustion turbine sites; and the
disposal of polychlorinated biphenyls in transmission and

distribution equipment and a pipeline site.
Certain hydro, transmission and distribution assets may have additional

AROs that cannot be measured
as these assets are expected to be used for an indefinite

period and, as a result, a reasonable estimate of
the fair value of any related ARO cannot be made.
The change in ARO for the years ended December 31

is as follows:
millions of Canadian dollars 2021 2020
Balance, January 1 $

178 $

185
Additions 1

10
Liabilities settled
(1)
(13) (25)
Accretion included in depreciation expense

10 9
Accretion deferred to regulatory asset (included in property, plant and equipment) (2) (3)
Other 1 1
Change in foreign exchange rate (1) 1
Balance, December 31 $

174 $

178
(1) Tampa Electric produces ash and other by-products, collectively known as CCR's, at its Big Bend and Polk power stations. The
decreases in ARO in 2021 and 2020 are due

to the closure of CCR management facilities.